S-K 1602(c) Dilution	Jul. 10, 2025 USD ($) $ / shares shares
No exercise of over-allotment option [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.02)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	7.3
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 2.7
Net Tangible Book Value (in Dollars) | $	$ (28,601)
Net Tangible Book Value Adjusted (in Dollars) | $	$ 51,671,791
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share	1,437,500
Number of Shares Used Adjustment	(187,500)
Number of Shares Used to Determine Net Tangible Book Value Adjusted	7,073,813
No exercise of over-allotment option [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.02)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.73
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 3.27
Net Tangible Book Value (in Dollars) | $	$ (28,601)
Net Tangible Book Value Adjusted (in Dollars) | $	$ 39,171,791
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share	1,437,500
Number of Shares Used Adjustment	(187,500)
Number of Shares Used to Determine Net Tangible Book Value Adjusted	5,823,813
No exercise of over-allotment option [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.02)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.83
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 4.17
Net Tangible Book Value (in Dollars) | $	$ (28,601)
Net Tangible Book Value Adjusted (in Dollars) | $	$ 26,671,791
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share	1,437,500
Number of Shares Used Adjustment	(187,500)
Number of Shares Used to Determine Net Tangible Book Value Adjusted	4,573,813
No exercise of over-allotment option [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.02)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	4.26
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 5.74
Net Tangible Book Value (in Dollars) | $	$ (28,601)
Net Tangible Book Value Adjusted (in Dollars) | $	$ 14,171,791
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share	1,437,500
Number of Shares Used Adjustment	(187,500)
Number of Shares Used to Determine Net Tangible Book Value Adjusted	3,323,813
No exercise of over-allotment option [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.02)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	0.81
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 9.19
Net Tangible Book Value (in Dollars) | $	$ (28,601)
Net Tangible Book Value Adjusted (in Dollars) | $	$ 1,671,791
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share	1,437,500
Number of Shares Used Adjustment	(187,500)
Number of Shares Used to Determine Net Tangible Book Value Adjusted	2,073,813
No exercise of over-allotment option [Member] | Private Units [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 7.32
No exercise of over-allotment option [Member] | Private Units [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.75
No exercise of over-allotment option [Member] | Private Units [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.85
No exercise of over-allotment option [Member] | Private Units [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	4.28
No exercise of over-allotment option [Member] | Private Units [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 0.83
No exercise of over-allotment option [Member] | Net proceeds from this offering and sale of the private placement units, net of expenses [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	$ 51,718,750
No exercise of over-allotment option [Member] | Net proceeds from this offering and sale of the private placement units, net of expenses [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	51,718,750
No exercise of over-allotment option [Member] | Net proceeds from this offering and sale of the private placement units, net of expenses [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	51,718,750
No exercise of over-allotment option [Member] | Net proceeds from this offering and sale of the private placement units, net of expenses [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	51,718,750
No exercise of over-allotment option [Member] | Net proceeds from this offering and sale of the private placement units, net of expenses [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	51,718,750
No exercise of over-allotment option [Member] | Offering costs paid in advance, excluded from tangible book value [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	50,000
No exercise of over-allotment option [Member] | Offering costs paid in advance, excluded from tangible book value [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	50,000
No exercise of over-allotment option [Member] | Offering costs paid in advance, excluded from tangible book value [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	50,000
No exercise of over-allotment option [Member] | Offering costs paid in advance, excluded from tangible book value [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	50,000
No exercise of over-allotment option [Member] | Offering costs paid in advance, excluded from tangible book value [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	50,000
No exercise of over-allotment option [Member] | Deferred underwriting commissions [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $
No exercise of over-allotment option [Member] | Deferred underwriting commissions [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $
No exercise of over-allotment option [Member] | Deferred underwriting commissions [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $
No exercise of over-allotment option [Member] | Deferred underwriting commissions [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $
No exercise of over-allotment option [Member] | Deferred underwriting commissions [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $
No exercise of over-allotment option [Member] | Over-allotment liability [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	(68,358)
No exercise of over-allotment option [Member] | Over-allotment liability [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	(68,358)
No exercise of over-allotment option [Member] | Over-allotment liability [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	(68,358)
No exercise of over-allotment option [Member] | Over-allotment liability [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	(68,358)
No exercise of over-allotment option [Member] | Over-allotment liability [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	(68,358)
No exercise of over-allotment option [Member] | Proceeds held in trust subject to redemption [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $
No exercise of over-allotment option [Member] | Proceeds held in trust subject to redemption [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	(12,500,000)
No exercise of over-allotment option [Member] | Proceeds held in trust subject to redemption [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	(25,000,000)
No exercise of over-allotment option [Member] | Proceeds held in trust subject to redemption [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	(37,500,000)
No exercise of over-allotment option [Member] | Proceeds held in trust subject to redemption [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	$ (50,000,000)
No exercise of over-allotment option [Member] | Ordinary shares included in the units offered [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment	5,000,000
No exercise of over-allotment option [Member] | Ordinary shares included in the units offered [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment	5,000,000
No exercise of over-allotment option [Member] | Ordinary shares included in the units offered [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment	5,000,000
No exercise of over-allotment option [Member] | Ordinary shares included in the units offered [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment	5,000,000
No exercise of over-allotment option [Member] | Ordinary shares included in the units offered [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment	5,000,000
No exercise of over-allotment option [Member] | Ordinary shares included in the private placement units [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment	294,375
No exercise of over-allotment option [Member] | Ordinary shares included in the private placement units [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment	294,375
No exercise of over-allotment option [Member] | Ordinary shares included in the private placement units [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment	294,375
No exercise of over-allotment option [Member] | Ordinary shares included in the private placement units [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment	294,375
No exercise of over-allotment option [Member] | Ordinary shares included in the private placement units [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment	294,375
No exercise of over-allotment option [Member] | Ordinary shares underlying the rights to be included in the public units [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment	500,000
No exercise of over-allotment option [Member] | Ordinary shares underlying the rights to be included in the public units [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment	500,000
No exercise of over-allotment option [Member] | Ordinary shares underlying the rights to be included in the public units [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment	500,000
No exercise of over-allotment option [Member] | Ordinary shares underlying the rights to be included in the public units [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment	500,000
No exercise of over-allotment option [Member] | Ordinary shares underlying the rights to be included in the public units [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment	500,000
No exercise of over-allotment option [Member] | Ordinary shares underlying the rights to be included in the private placement units [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment	29,438
No exercise of over-allotment option [Member] | Ordinary shares underlying the rights to be included in the private placement units [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment	29,438
No exercise of over-allotment option [Member] | Ordinary shares underlying the rights to be included in the private placement units [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment	29,438
No exercise of over-allotment option [Member] | Ordinary shares underlying the rights to be included in the private placement units [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment	29,438
No exercise of over-allotment option [Member] | Ordinary shares underlying the rights to be included in the private placement units [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment	29,438
No exercise of over-allotment option [Member] | Shares subject to redemption [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment
No exercise of over-allotment option [Member] | Shares subject to redemption [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment	(1,250,000)
No exercise of over-allotment option [Member] | Shares subject to redemption [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment	(2,500,000)
No exercise of over-allotment option [Member] | Shares subject to redemption [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment	(3,750,000)
No exercise of over-allotment option [Member] | Shares subject to redemption [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment	(5,000,000)
Full exercise of over-allotment option [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.02)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	7.32
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 2.68
Net Tangible Book Value (in Dollars) | $	$ (28,601)
Net Tangible Book Value Adjusted (in Dollars) | $	$ 59,240,149
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share	1,437,500
Number of Shares Used Adjustment
Number of Shares Used to Determine Net Tangible Book Value Adjusted	8,092,500
Full exercise of over-allotment option [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.02)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.74
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 3.26
Net Tangible Book Value (in Dollars) | $	$ (28,601)
Net Tangible Book Value Adjusted (in Dollars) | $	$ 44,865,149
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share	1,437,500
Number of Shares Used Adjustment
Number of Shares Used to Determine Net Tangible Book Value Adjusted	6,655,000
Full exercise of over-allotment option [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.02)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.84
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 4.16
Net Tangible Book Value (in Dollars) | $	$ (28,601)
Net Tangible Book Value Adjusted (in Dollars) | $	$ 30,490,149
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share	1,437,500
Number of Shares Used Adjustment
Number of Shares Used to Determine Net Tangible Book Value Adjusted	5,217,500
Full exercise of over-allotment option [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.02)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	4.26
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 5.74
Net Tangible Book Value (in Dollars) | $	$ (28,601)
Net Tangible Book Value Adjusted (in Dollars) | $	$ 16,115,149
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share	1,437,500
Number of Shares Used Adjustment
Number of Shares Used to Determine Net Tangible Book Value Adjusted	3,780,000
Full exercise of over-allotment option [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.02)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	0.74
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 9.26
Net Tangible Book Value (in Dollars) | $	$ (28,601)
Net Tangible Book Value Adjusted (in Dollars) | $	$ 1,740,149
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share	1,437,500
Number of Shares Used Adjustment
Number of Shares Used to Determine Net Tangible Book Value Adjusted	2,342,500
Full exercise of over-allotment option [Member] | Private Units [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 7.34
Full exercise of over-allotment option [Member] | Private Units [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.76
Full exercise of over-allotment option [Member] | Private Units [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.86
Full exercise of over-allotment option [Member] | Private Units [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	4.28
Full exercise of over-allotment option [Member] | Private Units [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 0.76
Full exercise of over-allotment option [Member] | Net proceeds from this offering and sale of the private placement units, net of expenses [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	$ 59,218,750
Full exercise of over-allotment option [Member] | Net proceeds from this offering and sale of the private placement units, net of expenses [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	59,218,750
Full exercise of over-allotment option [Member] | Net proceeds from this offering and sale of the private placement units, net of expenses [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	59,218,750
Full exercise of over-allotment option [Member] | Net proceeds from this offering and sale of the private placement units, net of expenses [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	59,218,750
Full exercise of over-allotment option [Member] | Net proceeds from this offering and sale of the private placement units, net of expenses [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	59,218,750
Full exercise of over-allotment option [Member] | Offering costs paid in advance, excluded from tangible book value [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	50,000
Full exercise of over-allotment option [Member] | Offering costs paid in advance, excluded from tangible book value [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	50,000
Full exercise of over-allotment option [Member] | Offering costs paid in advance, excluded from tangible book value [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	50,000
Full exercise of over-allotment option [Member] | Offering costs paid in advance, excluded from tangible book value [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	50,000
Full exercise of over-allotment option [Member] | Offering costs paid in advance, excluded from tangible book value [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	50,000
Full exercise of over-allotment option [Member] | Deferred underwriting commissions [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $
Full exercise of over-allotment option [Member] | Deferred underwriting commissions [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $
Full exercise of over-allotment option [Member] | Deferred underwriting commissions [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $
Full exercise of over-allotment option [Member] | Deferred underwriting commissions [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $
Full exercise of over-allotment option [Member] | Deferred underwriting commissions [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $
Full exercise of over-allotment option [Member] | Over-allotment liability [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $
Full exercise of over-allotment option [Member] | Over-allotment liability [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $
Full exercise of over-allotment option [Member] | Over-allotment liability [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $
Full exercise of over-allotment option [Member] | Over-allotment liability [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $
Full exercise of over-allotment option [Member] | Over-allotment liability [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $
Full exercise of over-allotment option [Member] | Proceeds held in trust subject to redemption [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $
Full exercise of over-allotment option [Member] | Proceeds held in trust subject to redemption [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	(14,375,000)
Full exercise of over-allotment option [Member] | Proceeds held in trust subject to redemption [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	(28,750,000)
Full exercise of over-allotment option [Member] | Proceeds held in trust subject to redemption [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	(43,125,000)
Full exercise of over-allotment option [Member] | Proceeds held in trust subject to redemption [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	$ (57,500,000)
Full exercise of over-allotment option [Member] | Ordinary shares included in the units offered [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment	5,750,000
Full exercise of over-allotment option [Member] | Ordinary shares included in the units offered [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment	5,750,000
Full exercise of over-allotment option [Member] | Ordinary shares included in the units offered [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment	5,750,000
Full exercise of over-allotment option [Member] | Ordinary shares included in the units offered [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment	5,750,000
Full exercise of over-allotment option [Member] | Ordinary shares included in the units offered [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment	5,750,000
Full exercise of over-allotment option [Member] | Ordinary shares included in the private placement units [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment	300,000
Full exercise of over-allotment option [Member] | Ordinary shares included in the private placement units [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment	300,000
Full exercise of over-allotment option [Member] | Ordinary shares included in the private placement units [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment	300,000
Full exercise of over-allotment option [Member] | Ordinary shares included in the private placement units [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment	300,000
Full exercise of over-allotment option [Member] | Ordinary shares included in the private placement units [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment	300,000
Full exercise of over-allotment option [Member] | Ordinary shares underlying the rights to be included in the public units [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment	575,000
Full exercise of over-allotment option [Member] | Ordinary shares underlying the rights to be included in the public units [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment	575,000
Full exercise of over-allotment option [Member] | Ordinary shares underlying the rights to be included in the public units [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment	575,000
Full exercise of over-allotment option [Member] | Ordinary shares underlying the rights to be included in the public units [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment	575,000
Full exercise of over-allotment option [Member] | Ordinary shares underlying the rights to be included in the public units [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment	575,000
Full exercise of over-allotment option [Member] | Ordinary shares underlying the rights to be included in the private placement units [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment	30,000
Full exercise of over-allotment option [Member] | Ordinary shares underlying the rights to be included in the private placement units [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment	30,000
Full exercise of over-allotment option [Member] | Ordinary shares underlying the rights to be included in the private placement units [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment	30,000
Full exercise of over-allotment option [Member] | Ordinary shares underlying the rights to be included in the private placement units [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment	30,000
Full exercise of over-allotment option [Member] | Ordinary shares underlying the rights to be included in the private placement units [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment	30,000
Full exercise of over-allotment option [Member] | Shares subject to redemption [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment
Full exercise of over-allotment option [Member] | Shares subject to redemption [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment	(1,437,500)
Full exercise of over-allotment option [Member] | Shares subject to redemption [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment	(2,875,000)
Full exercise of over-allotment option [Member] | Shares subject to redemption [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment	(4,312,500)
Full exercise of over-allotment option [Member] | Shares subject to redemption [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment	(5,750,000)